Note 12 - Share-based Compensation (Details Textual)	9 Months Ended
Sep. 30, 2020 shares
Share-based Payment Arrangement, Option [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Grants in Period (in shares)	1,661,943
Restricted Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Grants in Period (in shares)	14,394